Long-Term Debt - Components (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Jan. 31, 2018	Dec. 31, 2017	May 31, 2017	Mar. 01, 2017	Dec. 31, 2014	Jun. 30, 2014	Apr. 01, 2014	Jun. 30, 2012
Long-Term Debt
Long-term debt	$ 1,087,347,000			$ 1,033,330,000
Less: current installments	109,534,000			95,176,000
Less: unamortized deferred loan issuance costs	2,608,000			2,191,000
Current portion of long-term debt	106,926,000			92,985,000
Amounts due after one year	977,813,000			938,154,000
Less: unamortized deferred loan issuance costs	7,448,000			4,524,000
Long-term debt, less current installments, and unamortized deferred loan issuance costs	970,365,000			933,630,000
$320 million loan facility
Long-Term Debt
Long-term debt	312,472,000
Debt instrument face amount	320,000,000	$ 320,000,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt	26,279,000
Debt instrument face amount	55,000,000
$220 million loan facility
Long-Term Debt
Long-term debt				165,000,000
Debt instrument face amount				220,000,000				$ 220,000,000
Fortaleza and Recife loan facility
Long-Term Debt
Long-term debt				109,375,000
Debt instrument face amount								$ 140,000,000
Ingrid loan facility
Long-Term Debt
Long-term debt				61,085,000
Debt instrument face amount										$ 90,000,000
Hilda loan facility
Long-Term Debt
Long-term debt	90,769,000			96,923,000
Debt instrument face amount					$ 100,000,000
$117 million loan facility
Long-Term Debt
Long-term debt				73,177,000
Debt instrument face amount				117,000,000
Torill loan facility
Long-Term Debt
Long-term debt	95,000,000
Debt instrument face amount			$ 100,000,000
$172.5 million loan facility
Long-Term Debt
Long-term debt	81,839,000			91,339,000
Debt instrument face amount	172,500,000			172,500,000					$ 172,500,000
Raquel loan facility
Long-Term Debt
Long-term debt	63,184,000			68,414,000
Debt instrument face amount							$ 90,000,000
Tordis loan facility
Long-Term Debt
Long-term debt	85,991,000			91,051,000		$ 114,400,000
Vigdis loan facility
Long-Term Debt
Long-term debt	87,256,000			92,316,000
Lena loan facility
Long-Term Debt
Long-term debt	85,750,000			90,650,000
Brasil loan facility
Long-Term Debt
Long-term debt	63,454,000			69,000,000
Anna loan facility
Long-Term Debt
Long-term debt	70,353,000
$25 million revolving credit facility
Long-Term Debt
Long-term debt	25,000,000			25,000,000
Debt instrument face amount	$ 25,000,000			$ 25,000,000